Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	40.00%	42.00%
Target allocation	46.00%	53.00%
Equity securities
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	60.00%	58.00%
Target allocation	49.00%	47.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	0.00%	0.00%
Target allocation	5.00%	0.00%